Investment Objectives and Goals - Putnam Floating Rate Income Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks high current income. Preservation of capital is a secondary goal.